Investment Portfolio - July 31, 2024

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 96.7%

Communication Services - 6.0%
Interactive Media & Services - 6.0%
Auto Trader Group plc (United Kingdom)[1]	1,872,759	$19,616,892
Tencent Holdings Ltd. (China)	416,600	19,224,613
Total Communication Services		38,841,505
Consumer Discretionary - 6.6%
Broadline Retail - 4.1%
Dollarama, Inc. (Canada)	68,015	6,376,114
MercadoLibre, Inc. (Brazil)*	11,875	19,818,187
		26,194,301
Household Durables - 2.5%
Sony Group Corp. (Japan)	185,100	16,440,331
Total Consumer Discretionary		42,634,632
Consumer Staples - 7.4%
Beverages - 2.8%
Heineken N.V. (Netherlands)	202,768	17,993,786
Food Products - 2.0%
Nestle S.A. (United States)	125,559	12,718,204
Personal Care Products - 2.6%
Beiersdorf AG (Germany)	118,566	17,209,519
Total Consumer Staples		47,921,509
Financials - 15.2%
Banks - 5.0%
FinecoBank Banca Fineco S.p.A. (Italy)	614,468	10,431,349
HDFC Bank Ltd. - ADR (India)	366,232	21,977,583
		32,408,932
Capital Markets - 6.9%
Avanza Bank Holding AB (Sweden)	378,633	8,505,547
Deutsche Boerse AG (Germany)	114,319	23,408,934
Intermediate Capital Group plc (United Kingdom)	450,400	12,713,325
		44,627,806
Insurance - 3.3%
Admiral Group plc (United Kingdom)	605,437	21,456,458
Total Financials		98,493,196
Health Care - 10.7%
Health Care Equipment & Supplies - 2.0%
Alcon, Inc. (United States)	139,424	13,105,856
Life Sciences Tools & Services - 2.5%
Lonza Group AG (Switzerland)	24,354	16,217,563
Pharmaceuticals - 6.2%
AstraZeneca plc - ADR (United Kingdom)	300,714	23,801,513
Roche Holding AG (United States)	49,372	15,984,660
		39,786,173
Total Health Care		69,109,592
Industrials - 22.7%
Aerospace & Defense - 4.4%
Airbus SE (France)	104,405	15,799,268

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
BAE Systems plc (United Kingdom)	742,056	$12,376,094
		28,175,362
Commercial Services & Supplies - 2.2%
Cleanaway Waste Management Ltd. (Australia)	7,543,825	13,945,191
Ground Transportation - 3.4%
Canadian National Railway Co. (Canada)	189,110	21,889,483
Machinery - 4.2%
SMC Corp. (Japan)	20,100	9,779,968
Techtronic Industries Co. Ltd. (Hong Kong)	1,380,000	17,673,237
		27,453,205
Professional Services - 1.9%
Experian plc (United States)	266,633	12,579,745
Trading Companies & Distributors - 5.1%
Brenntag SE (Germany)	223,895	15,927,067
IMCD N.V. (Netherlands)	117,171	16,848,423
		32,775,490
Transportation Infrastructure - 1.5%
Auckland International Airport Ltd. (New Zealand)	2,251,008	10,020,862
Total Industrials		146,839,338
Information Technology - 22.5%
Electronic Equipment, Instruments & Components - 5.7%
Halma plc (United Kingdom)	563,082	19,273,491
Keyence Corp. (Japan)	39,900	17,446,689
		36,720,180
IT Services - 4.0%
Globant S.A. (United States)*	85,715	16,689,568
Softcat plc (United Kingdom)	431,805	9,033,755
		25,723,323
Semiconductors & Semiconductor Equipment - 6.3%
Infineon Technologies AG (Germany)	423,714	14,719,047
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	157,755	26,155,779
		40,874,826
Software - 2.2%
Atlassian Corp. - Class A (United States)*	82,369	14,543,894
Technology Hardware, Storage & Peripherals - 4.3%
Samsung Electronics Co. Ltd. (South Korea)	454,082	27,999,729
Total Information Technology		145,861,952
Materials - 5.6%
Chemicals - 2.4%
Air Liquide S.A. (France)	84,425	15,404,064

Investment Portfolio - July 31, 2024

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 3.2%
West Fraser Timber Co. Ltd. (Canada)	237,571	$21,066,756
Total Materials		36,470,820

TOTAL COMMON STOCKS
(Identified Cost $551,760,122)		626,172,544

	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[2]
(Identified Cost $11,404,267)	11,404,267	$11,404,267

TOTAL INVESTMENTS - 98.5%
(Identified Cost $563,164,389)		637,576,811
OTHER ASSETS, LESS LIABILITIES - 1.5%		10,007,395
NET ASSETS - 100%		$647,584,206

ADR - American Depositary Receipt

*	Non-income producing security.

[1]	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $19,616,892, which represented 3.0% of the Series’ Net Assets.

[2]	Rate shown is the current yield as of July 31, 2024.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 18.3%, United States - 13.2% and Germany - 11.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$38,841,505	$—	$38,841,505	$—
Consumer Discretionary	42,634,632	26,194,301	16,440,331	—
Consumer Staples	47,921,509	—	47,921,509	—
Financials	98,493,196	21,977,583	76,515,613	—
Health Care	69,109,592	36,907,369	32,202,223	—
Industrials	146,839,338	21,889,483	124,949,855	—
Information Technology	145,861,952	57,389,241	88,472,711	—
Materials	36,470,820	21,066,756	15,404,064	—
Short-Term Investment	11,404,267	11,404,267	—	—
Total assets	$637,576,811	$196,829,000	$440,747,811	$—

Investment Portfolio - July 31, 2024

(unaudited)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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